EQUITY (Details Narrative)								3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 04, 2025 shares	Aug. 12, 2025 USD ($) shares	Feb. 14, 2025 USD ($) $ / shares shares	Mar. 20, 2023 USD ($)	Nov. 22, 2022 $ / shares shares	Mar. 08, 2022 USD ($) $ / shares shares	Jan. 11, 2022 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) Vote $ / shares shares	Mar. 31, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) Vote $ / shares shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 05, 2025 $ / shares shares	Oct. 27, 2025 $ / shares shares	Oct. 26, 2025 shares	Apr. 12, 2025 shares	Apr. 07, 2025 $ / shares shares	Apr. 12, 2024 $ / shares shares	Dec. 31, 2023 shares	Aug. 01, 2023 $ / shares shares	Mar. 22, 2022 $ / shares shares	Nov. 17, 2017 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized								20,000,000				20,000,000		20,000,000	20,000,000
Preferred stock, par value | $ / shares								$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Number of common shares issuable upon conversion							16,667
Debt conversion, converted instrument, shares issued					13,134
Common stock, shares authorized								300,000,000				300,000,000		300,000,000	300,000,000
Common stock, par value | $ / shares								$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock issued for exercise of warrants | $									$ 167	$ 354,750	$ 3,309,921			$ 3,664,871
Loss on debt repaid | $				$ (16,227)				$ 1,930,427		$ 907,983		$ 1,930,427	$ 766,330	$ (1,221,635)
Common stock, shares issued								11,889,767				11,889,767		3,642,501	391,373
Common stock, shares outstanding								11,889,767				11,889,767		3,642,501	391,373		2,884,447	86,533,435
Warrants shares					32,819		16,667
Exercise price of warrants | $ / shares							$ 150.00
Warrants exercisable | $															$ 2,687,074
Common stock, votes per share | Vote								1				1
Public Warrants [Member]
Class of Stock [Line Items]
Warrants shares								383,333				383,333		383,333	383,333
Threshold trading days for redemption of public warrants								20 days				20 days		20 days
Warrants and rights outstanding, term								5 years				5 years		5 years
Redemption price per public warrant | $ / shares								$ 0.30				$ 0.30		$ 0.30
Minimum threshold written notice period for redemption of public warrants												30 days		30 days
Stock price trigger for redemption of public warrants per share | $ / shares								$ 18.00				$ 18.00		$ 18.00
Threshold consecutive trading days for redemption of public warrants												30 days		30 days
Fair value measurement, lookback period														10 days
Public Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Threshold trading days for redemption of public warrants								30 days				30 days		30 days
Public Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Threshold trading days for redemption of public warrants														12 months
Series A Warrants [Member]
Class of Stock [Line Items]
Warrants issued											22,696														44,445
Exercise price of warrants | $ / shares											$ 9.59121														$ 13.50
Series B Warrants [Member]
Class of Stock [Line Items]
Warrants issued														200,000							66,667		133,333
Exercise price of warrants | $ / shares														$ 15.00							$ 15.00		$ 15.00
Series D Warrants [Member]
Class of Stock [Line Items]
Warrants issued														242,424
Exercise price of warrants | $ / shares											$ 15.00			$ 15.00
Series D Warrants [Member] | Subordinated Convertible Promissory Note [Member]
Class of Stock [Line Items]
Warrants issued																								6,564
Exercise price of warrants | $ / shares																								$ 42.30
Series D Warrants [Member] | Subordinated Convertible Promissory Note One [Member]
Class of Stock [Line Items]
Warrants issued					32,819
Exercise price of warrants | $ / shares					$ 42.30
Pre-Funded Warrant Shares [Member]
Class of Stock [Line Items]
Warrants issued	1,670,720																		1,657,460
Class of warrant or right, offering price | $ / shares																$ 3.62
Warrant Shares [Member]
Class of Stock [Line Items]
Warrants issued	3,341,439																		3,314,920
Warrants [Member]
Class of Stock [Line Items]
Warrants issued														9,006
Exercise price of warrants | $ / shares														$ 9.59121
Settlement of Debt [Member]
Class of Stock [Line Items]
Loss on debt repaid | $														$ 2,174,075
Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for exercise of warrants, shares									1,670,719	107,823	236,709			411,730
Common stock issued for exercise of warrants | $									$ 167	$ 11	$ 24			$ 42
Shares outstanding								11,889,767	5,510,021	1,391,356	1,112,973	11,889,767	1,391,356	3,642,501	391,373							282,139
Common Stock [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants issued											44,445
Common Stock [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants issued														200,000
Common Stock [Member] | Series D Warrants [Member]
Class of Stock [Line Items]
Warrants issued														39,382
Common Stock [Member] | Warrants [Member]
Class of Stock [Line Items]
Warrants issued														17,636
Common Stock [Member] | Employment Agreement [Member]
Class of Stock [Line Items]
Common stock issued for exercise of warrants, shares														330,869
Common stock issued for exercise of warrants | $														$ 5,916,777
Common Stock [Member] | Business Combination, Pro Forma Information, Nonrecurring Adjustment, Acquisition-Related Cost [Member]
Class of Stock [Line Items]
Common stock issued for exercise of warrants, shares														25,000
Common stock issued for exercise of warrants | $														$ 9,000,000
Common Stock [Member] | Settlement of Debt [Member]
Class of Stock [Line Items]
Common stock issued for exercise of warrants, shares														10,894
Common stock issued for exercise of warrants | $														$ 1,193,634
Amount of debt repaid | $														$ 2,925,803
Common Stock Redemption [Member]
Class of Stock [Line Items]
Common stock issued for exercise of warrants, shares														2,633
Pre-funded Warrant [Member]
Class of Stock [Line Items]
Warrants shares																				150,000
Exercise price of warrants | $ / shares																				$ 0.003
Warrant [Member]
Class of Stock [Line Items]
Warrants issued						17,636
Exercise price of warrants | $ / shares						$ 0.92
Warrants issued to the originators of investor notes | $						$ 700,000
Armistice Capital Master Fund Ltd [Member]
Class of Stock [Line Items]
Common stock ownership, change in control threshold percentage																50.00%
Voting power, change in control threshold percentage																50.00%
Class of warrant or right, issuance restriction period	90 days
Armistice Capital Master Fund Ltd [Member] | Pre-Funded Warrant Shares [Member]
Class of Stock [Line Items]
Warrants shares																1,657,460
Exercise price of warrants | $ / shares																$ 0.0001
Armistice Capital Master Fund Ltd [Member] | Warrant Shares [Member]
Class of Stock [Line Items]
Warrants and rights outstanding, term																5 years
Exercise price of warrants | $ / shares																$ 3.62
Yield Point NYLLC [Member] | Pre-funded Warrant [Member]
Class of Stock [Line Items]
Warrants issued																				4,500,000
Yield Point NYLLC [Member] | Pre-funded Warrant [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares																				$ 0.0001
Seward & Kissel LLP [Member] | Pre-funded Warrant [Member]
Class of Stock [Line Items]
Warrants issued			83,333
Warrants exercisable | $			$ 1,300,000
Legal fees | $			$ 1,300,000
Seward & Kissel LLP [Member] | Pre-funded Warrant [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares			$ 0.0001
Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted			500,000
Western Acquisition Ventures Corp [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of Preferred stock converted			218,102
SLG Innovation [Member]
Class of Stock [Line Items]
Common stock, shares issued								33,609				33,609
Common stock issued for exercise of warrants, shares												11,889,767
Common stock, shares issued														33,609
Shares outstanding														3,642,501
SLG Innovation [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for exercise of warrants, shares														33,609
Common stock issued for exercise of warrants | $														$ 764,020
Pipe Subscription Agreement [Member]
Class of Stock [Line Items]
Common stock issued for exercise of warrants, shares							12,533
Common stock issued for exercise of warrants | $							$ 3,760,000
Pipe Warrants [Member]
Class of Stock [Line Items]
Warrants shares								12,533				12,533		12,533	12,533
Warrants and rights outstanding, term							5 years
Warrants issued							12,533
Class of warrant or right, number of securities called by each warrant or right, shares							1
Exercise price of warrants | $ / shares							$ 11.50
Warrants and rights, exercise start delay period							30 days
Common stock, redemption rights upon delay in business combination closing, percentage							100.00%
Pipe Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Common stock, redemption rights, business combination closing period							12 months
Pipe Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock, redemption rights, business combination closing period							18 months
Common Class Subject to Redemption [Member]
Class of Stock [Line Items]
Common stock subject to possible redemption, shares issued														0	5,796
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								110,000				110,000		110,000	110,000
Preferred stock, par value | $ / shares								$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, dividend rate, percentage												12.00%		12.00%
Dividends payable, amount per share | $ / shares								$ 1.45				$ 1.45		$ 1.45
Preferred stock conversion description												Shares of Cycurion’s Series A Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series A Convertible Preferred Stock-for-one share of common stock, subject to adjustment.		Shares of Cycurion’s Series A Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series A Convertible Preferred Stock-for-one share of Common Stock, subject to adjustment.
Preferred stock, convertible, conversion ratio								1				1		1
Preferred stock, shares issued								0				0		0	0
Preferred stock, shares outstanding								0				0		0	0
Series A Convertible Preferred Stock [Member] | Private Placement [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares issued										106,816			106,816	106,816
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								3,000				3,000		3,000	3,000
Preferred stock, par value | $ / shares								$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, convertible, conversion ratio								1				1		1
Preferred stock, shares issued								1				1		1	3,000
Preferred stock, shares outstanding								1				1		1	3,000
Number of common shares issuable upon conversion														199,955
Series B Convertible Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted														2,999
Series B Convertible Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares issued											3,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, description												Shares of our Series B Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series B Convertible Preferred Stock-for-one share of common stock, subject to adjustment.		Shares of our Series B Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series B Convertible Preferred Stock-for-one share of Common Stock, subject to adjustment.
Series B Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted			3,000
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								5,000				5,000		5,000	5,000
Preferred stock, par value | $ / shares								$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued								2,547				2,547		4,851	4,851
Preferred stock, shares outstanding								2,547				2,547		4,851	4,851
Number of common shares issuable upon conversion														1,356,586
Common stock, shares issued														406,969
Series C Convertible Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares issued														4,851
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate, percentage												12.00%		12.00%
Dividends payable, amount per share | $ / shares								$ 82.46				$ 82.46		$ 82.46
Preferred stock, convertible, conversion ratio								20				20		20
Debt conversion, description												The shares of our Series C Convertible Preferred Stock may be converted into shares of our common stock at a ratio of approximately 20 shares of common stock for every one share of our Series C Convertible Preferred Stock, or an aggregate of 99,077 shares of our common stock, assuming full conversion. In connection with conversions, each holder of our Series C Convertible Preferred Stock is subject to a “beneficial ownership limitation” of 4.99% of the number of shares of our common stock outstanding immediately after giving effect to that conversion, which limitation may be increased by the holder to not more than 9.99% on 61 days’ advanced notice to us.		The shares of our Series C Convertible Preferred Stock may be converted into shares of our Common Stock at a ratio of approximately 20 shares of Common Stock for every one share of our Series C Convertible Preferred Stock, or an aggregate of 99,077 shares of our Common Stock, assuming full conversion. In connection with conversions, each holder of our Series C Convertible Preferred Stock is subject to a “beneficial ownership limitation” of 4.99% of the number of shares of our Common Stock outstanding immediately after giving effect to that conversion, which limitation may be increased by the holder to not more than 9.99% on 61 days’ advanced notice to us.
Stock issued during period, shares, conversion of convertible securities												99,077		99,077
Preferred stock, liquidation preference per share | $ / shares								$ 82.46				$ 82.46		$ 82.46
Series C Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted			4,851
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								6,666,700				6,666,700		6,666,700	6,666,700
Preferred stock, par value | $ / shares								$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, convertible, conversion ratio								1				1		1
Preferred stock, shares issued								150,000				150,000		150,000	0
Preferred stock, shares outstanding								150,000				150,000		150,000	0
Conversion of stock, description														Shares of Cycurion’s Series E Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series E Convertible Preferred Stock-for-one share of Common Stock, subject to adjustment.
Number of common shares issuable upon conversion														217,220
Series D Convertible Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted														6,516,666
Series D Convertible Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares issued											6,666,666
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Debt conversion, description												Shares of Cycurion’s Series D Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series D Convertible Preferred Stock-for-one share of common stock, subject to adjustment.		Shares of Cycurion’s Series D Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series D Convertible Preferred Stock-for-one share of Common Stock, subject to adjustment.
Series D Preferred Stock [Member] | Western Acquisition Ventures Corp [Member]
Class of Stock [Line Items]
Number of Preferred stock converted			6,666,666
Series E Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								100				100		100	100
Preferred stock, par value | $ / shares								$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued								51				51		51	0
Preferred stock, shares outstanding								51				51		51	0
Series F Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								10,000				10,000		10,000	10,000
Preferred stock, par value | $ / shares								$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, convertible, conversion ratio														1,000
Preferred stock, shares issued								0				0		0	0
Preferred stock, shares outstanding								0				0		0	0
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate, percentage												12.00%
Dividends payable, amount per share | $ / shares								$ 0.0001				$ 0.0001		$ 0.0001
Preferred stock, convertible, conversion ratio								1,000				1,000		0.12
Conversion of stock, description												Shares of our Series F Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series F Convertible Preferred Stock-for-1,000 shares of common stock, subject to adjustment.		Shares of our Series F Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series F Convertible Preferred Stock-for-1,000 shares of Common Stock, subject to adjustment.
Series G Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								10,000				10,000		10,000	10,000
Preferred stock, par value | $ / shares								$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, convertible, conversion ratio								1,000				1,000		1
Preferred stock, shares issued								143				143		143	0
Preferred stock, shares outstanding								143				143		143	0
Debt conversion, converted instrument, amount | $														$ 3,200,000
Debt conversion, converted instrument, shares issued														3,133
Series G Convertible Preferred Stock [Member] | Alpha Capital Anstalt [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, amount | $		$ 366,050
Debt conversion, converted instrument, shares issued		366
Series G Convertible Preferred Stock [Member] | M2B Funding Corp [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, amount | $		$ 672,077
Debt conversion, converted instrument, shares issued		672
Series G Convertible Preferred Stock [Member] | Adi Funding [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, amount | $		$ 347,730
Debt conversion, converted instrument, shares issued		348
Series G Convertible Preferred Stock [Member] | Deltennium [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, amount | $		$ 617,667
Debt conversion, converted instrument, shares issued		618
Series G Convertible Preferred Stock [Member] | Osher Capital [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, amount | $		$ 103,800
Debt conversion, converted instrument, shares issued		104
Series G Convertible Preferred Stock [Member] | Lexi London [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, amount | $		$ 769,000
Debt conversion, converted instrument, shares issued		769
Series G Convertible Preferred Stock [Member] | Ile Associates [Member]
Class of Stock [Line Items]
Debt conversion, converted instrument, amount | $		$ 256,333
Debt conversion, converted instrument, shares issued		256
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Dividends payable, amount per share | $ / shares								$ 0.0001				$ 0.0001		$ 0.0001
Preferred stock, convertible, conversion ratio								12				12		0.12
Conversion of stock, description												Shares of our Series G Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series G Convertible Preferred Stock-for-1,000 shares of common stock, subject to adjustment.		Shares of our Series G Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series G Convertible Preferred Stock-for-1,000 shares of Common Stock, subject to adjustment.
Series A B and D Convertible Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for exercise of warrants, shares														578,863
Warrant A B and D [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for exercise of warrants, shares														258,464
Common stock issued for exercise of warrants | $														$ 3,309,921
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, description												Shares of Cycurion’s Series E Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of common stock (subject to certain 4.99% or 9.99% blocker limitations) at the conversion ratio of one share of Series E Convertible Preferred Stock-for-one share of common stock, subject to adjustment.
Series H Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								10,000				10,000		10,000
Preferred stock, par value | $ / shares								$ 0.0001				$ 0.0001		$ 0.0001
Dividends payable, amount per share | $ / shares								$ 0.0001				$ 0.0001
Preferred stock, convertible, conversion ratio								0.12				0.12
Preferred stock, shares issued								1,900				1,900		0
Preferred stock, shares outstanding								1,900				1,900		0
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Dividends payable, amount per share | $ / shares								$ 1.45				$ 1.45
Conversion of stock, description												Shares of our Series H Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock, subject to customary beneficial ownership limitations, by dividing the stated value of such shares by the applicable conversion price. The conversion price is based on a fixed floor price of $1.45 per share, representing the minimum price at which such shares may be converted into Common Stock, and is subject to adjustment as provided in the Certificate of Designation.
Series I Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								888,888				888,888		888,888
Preferred stock, par value | $ / shares								$ 0.0001				$ 0.0001		$ 0.0001
Preferred stock, shares issued								888,888				888,888		0
Preferred stock, shares outstanding								888,888				888,888		0
Conversion of stock, description												Shares of our Series I Convertible Preferred Stock shall be convertible, at any time and from time to time at the option of the holder thereof, into shares of Common Stock, subject to a conversion price of $2.25 per share (subject to adjustment) and subject to certain beneficial ownership limitations, initially set at 4.99% (but may be increased to 9.99% upon notice).
Series I Preferred Stock [Member]
Class of Stock [Line Items]
Dividends payable, amount per share | $ / shares								$ 2.25				$ 2.25